Group Statements of Changes in Shareholders' Equity - ZAR (R) R in Millions	Total	Share capital and premium	Accumulated loss	Other reserves
Beginning balance (in shares) at Jun. 30, 2016		437,299,479
Beginning balance at Jun. 30, 2016	R 28,179	R 28,336	R (4,409)	R 4,252
Exercise of employee share options (in shares)		2,657,720
Share-based payments	371			371
Net profit (loss) for the year	362		362
Other comprehensive income for the year	818			818
Dividends paid	R (439)		(439)
Ending balance (in shares) at Jun. 30, 2017	439,957,000	439,957,199
Ending balance at Jun. 30, 2017	R 29,291	R 28,336	(4,486)	5,441
Shares issued and fully paid (in shares)		55,055,050
Shares issued and fully paid	1,004	R 1,004
Exercise of employee share options (in shares)		5,239,502
Share-based payments	374			374
Net profit (loss) for the year	(4,473)		(4,473)
Other comprehensive income for the year	(660)			(660)
Reclassification from other reserves			10	(10)
Dividends paid	R (154)		(154)
Ending balance (in shares) (Previously presented) at Jun. 30, 2018		500,251,751
Ending balance (in shares) at Jun. 30, 2018	500,252,000
Ending balance (Previously presented) at Jun. 30, 2018	R 25,382	R 29,340	(9,103)	5,145
Ending balance at Jun. 30, 2018	25,382
Shares issued and fully paid (in shares)		11,032,623
Shares issued and fully paid	211	R 211
Exercise of employee share options (in shares)		21,856,821
Harmony ESOP Trust (in shares)		6,700,000
Share-based payments	230			230
Net profit (loss) for the year	(2,607)		(2,607)
Other comprehensive income for the year	R (684)			(684)
Ending balance (in shares) at Jun. 30, 2019	539,841,000	539,841,195
Ending balance at Jun. 30, 2019	R 22,614	R 29,551	R (11,710)	R 4,773